Earnings Per Unit (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of numerators and denominators of the basic and diluted per unit computations for net income (loss)
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to unvested restricted units	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		-	-
Diluted net loss per unit		193,256	$(0.04)

Three months ended March 31, 2011:
Net loss:
Allocated to units	$(446,682)
Allocated to unvested restricted units	(1,219)
	$(447,901)
Net loss per unit:
Basic net loss per unit		163,107	$(2.75)
Dilutive effect of unit equivalents		-	-
Diluted net loss per unit		163,107	$(2.75)